Derivative Instruments and Hedging Activities - Fair Value of Derivative Instruments on Gross Basis (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Derivatives Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	$ 86.2	$ 15.9
Derivative Liabilities	25.0	147.2
Other Current Assets [Member] | Derivatives Not Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	1.4	1.5
Other Current Liabilities [Member] | Derivatives Not Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	1.8	3.8
Foreign Exchange Forward Contracts [Member] | Other Current Assets [Member] | Derivatives Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	42.3	12.2
Foreign Exchange Forward Contracts [Member] | Other Current Assets [Member] | Derivatives Not Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	1.4	1.5
Foreign Exchange Forward Contracts [Member] | Other Assets [Member] | Derivatives Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	20.9	3.7
Foreign Exchange Forward Contracts [Member] | Other Current Liabilities [Member] | Derivatives Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	9.6	37.4
Foreign Exchange Forward Contracts [Member] | Other Current Liabilities [Member] | Derivatives Not Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	1.8	3.8
Foreign Exchange Forward Contracts [Member] | Other Long-term Liabilities [Member] | Derivatives Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	1.5	26.5
Cross Currency Interest Rate Swaps [Member] | Other Current Assets [Member] | Derivatives Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	16.3
Cross Currency Interest Rate Swaps [Member] | Other Assets [Member] | Derivatives Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	6.7
Cross Currency Interest Rate Swaps [Member] | Other Current Liabilities [Member] | Derivatives Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	0.1	55.0
Cross Currency Interest Rate Swaps [Member] | Other Long-term Liabilities [Member] | Derivatives Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	3.3	$ 28.3
Interest Rate Swaps [Member] | Other Long-term Liabilities [Member] | Derivatives Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	$ 10.5